Commitments and Contingencies - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Loss or material costs related to indemnification obligation	$ 0	$ 0
Claims outstanding	0	0
Liabilities related to obligation	$ 0	$ 0	$ 0